Licenses - Additional Information (Detail) - License Agreement with Baylor College of Medicine [Member] $ in Millions	12 Months Ended
Dec. 31, 2001 USD ($)
License agreement terms	In consideration for the right and license to commercially exploit such technology, Opexa agreed to pay the following (per scenario 1 of the license agreement): (i) a 2% royalty on net sales of licensed patented products sold by Opexa or its affiliates where annual gross sales of such products is less than or equal to $500 million; (ii) a 1% royalty on net sales of licensed patented products sold by Opexa or its affiliates where annual gross sales of such products exceed $500 million; (iii) a 1% royalty on net sales of licensed patent pending products sold by Opexa or its affiliates; and (iv) a 1% royalty on net sales of licensed patented products or licensed patent pending products sold by any sublicensees of Opexa. Unless earlier terminated, the Baylor license agreement expires in 2025 upon expiration of the last of the licensed patent rights.
2% royalty on net sales when gross sale less or equal to $500 million [Member]
Royalty fee percentage	2.00%
2% royalty on net sales when gross sale less or equal to $500 million [Member] | Minimum [Member]
Annual gross sale subject to royalty	$ 500
1% royalty on net sales when gross sale exceeds $500 million [Member]
Royalty fee percentage	1.00%
1% royalty on net sales when gross sale exceeds $500 million [Member] | Maximum [Member]
Annual gross sale subject to royalty	$ 500